Ordinary shares (Details) - USD ($) $ / shares in Units, $ in Thousands				1 Months Ended				12 Months Ended
	Jun. 30, 2014	Apr. 02, 2014	Nov. 05, 2013	Aug. 31, 2015	Apr. 20, 2015	Apr. 17, 2015	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Apr. 30, 2015	Dec. 31, 2011	May. 31, 2011
Class of Stock [Line Items]
Ordinary share, shares authorized								5,000,000,000	5,000,000,000	5,000,000,000		4,912,433,396
Ordinary share, par value per share								$ 0.00001	$ 0.00001	$ 0.00001
Ordinary share, shares issued								283,068,677	176,375,211	158,876,693
Ordinary share, shares outstanding								283,068,677	176,375,211	158,876,693
Preference share, shares authorized													87,566,604
Issuance of shares, value										$ 210,421
Restricted Share Units (RSUs) [Member]
Class of Stock [Line Items]
Number of shares granted								10,369,278	948,600
Original convertible note issued to Tencent [Member]
Class of Stock [Line Items]
Number of Class A ordinary shares issued as early repayment of portion of outstanding debt								4,267,344
Portion of outstanding debt principal repaid through issuance of Class A Ordinary shares								$ 125,000
Portion of accrued interest repaid with issuance of Class A ordinary shares								$ 7,288
Falcon View Technology ("Ganji") [Member]
Class of Stock [Line Items]
Total cash consideration given				$ 457,640	$ 412,237
Falcon View Technology ("Ganji") [Member] | Restricted Share Units (RSUs) [Member]
Class of Stock [Line Items]
Number of shares granted				4,449,002
Anjuke Inc. ("Anjuke") [Member]
Class of Stock [Line Items]
Total cash consideration given							$ 160,198
Anjuke Inc. ("Anjuke") [Member] | Ordinary shares [Member]
Class of Stock [Line Items]
Number of shares issued for acquisition							4,839,372
Anjuke Inc. ("Anjuke") [Member] | Restricted Share Units (RSUs) [Member]
Class of Stock [Line Items]
Number of shares granted							248,216
Ordinary shares [Member]
Class of Stock [Line Items]
Repurchase of ordinary shares from pre-IPO shareholders, shares	27,603,750
Ordinary shares [Member] | Falcon View Technology ("Ganji") [Member]
Class of Stock [Line Items]
Number of shares issued for acquisition				46,505,912	34,039,136
Total cash consideration given				$ 272,396	$ 412,237
Total ordinary shares issued as committment for acquisition				46,505,912
Committed cash for acquisition				$ 406,673
Additional cash payments				$ 12,237
Ordinary shares [Member] | Anjuke Inc. ("Anjuke") [Member]
Class of Stock [Line Items]
Number of shares issued for acquisition							4,839,372
Total cash consideration given							$ 160,198
Ordinary shares [Member] | Tencent [Member]
Class of Stock [Line Items]
Issuance of shares						15,384,616
Issuance of shares, value						$ 400,000
Issue price per share											$ 26.00
Class A Ordinary Shares [Member]
Class of Stock [Line Items]
Ordinary share, shares authorized								4,800,000,000	4,800,000,000
Ordinary share, par value per share								$ 0.00001	$ 0.00001
Ordinary share, shares issued								219,413,764	101,574,732
Ordinary share, shares outstanding								219,413,764	101,574,732
Class A Ordinary Shares [Member] | Follow on Offering [Member]
Class of Stock [Line Items]
Issuance of shares									4,000,000
Class A Ordinary Shares [Member] | Tencent [Member]
Class of Stock [Line Items]
Issuance of shares	36,805,000
ADS [Member]
Class of Stock [Line Items]
Issuance of shares			12,650,000
Issue price per share		$ 38.00	$ 17.0
Share repurchase price per share	$ 40.00
ADS [Member] | Over-Allotment Option [Member]
Class of Stock [Line Items]
Shares issued by the selling shareholders		900,000
ADS [Member] | Follow On Offering Transaction One [Member]
Class of Stock [Line Items]
Shares issued by the selling shareholders		4,000,000
ADS [Member] | Follow on Offering [Member]
Class of Stock [Line Items]
Issuance of shares		2,000,000
ADS [Member] | Tencent [Member]
Class of Stock [Line Items]
Issue price per share	$ 40.00										$ 52.00
Class B Ordinary Shares [Member]
Class of Stock [Line Items]
Ordinary share, shares authorized								200,000,000	200,000,000
Ordinary share, par value per share								$ 0.00001	$ 0.00001
Ordinary share, shares issued								63,654,913	74,800,479
Ordinary share, shares outstanding								63,654,913	74,800,479